Benefit Plans, Incentive and Bonus Plans (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Incentive and Bonus Plans [Abstract]
Number of awards (in shares)	1.5
Weighted average strike price (in dollars per share)	$ 8.81
401(k) Plan [Member]
Incentive and Bonus Plans [Abstract]
Employer matching contribution, first match	100.00%
Aggregate salary contribution matched by employer, first match	3.00%
Employer matching contribution, next matched	50.00%
Aggregate salary contribution matched by employer, next match	3.00%
Profit sharing contribution	$ 0	$ 0	$ 0
Expense related to 401(k) plan	1,100	1,000	986
Executive Incentive Plan [Member]
Incentive and Bonus Plans [Abstract]
Expense for officers and executive incentive plan	$ 2,700	$ 1,900	$ 1,700